RISK MANAGEMENT - Liquidity risk - Reserve requirement (Details)	Aug. 30, 2024
Disclosure of risk management [abstract]
Reserve requirement, domestic country, one percent reduction, reserve ratio percentage, checking and savings accounts, before reduction (as a percent)	8.00%
Reserve requirement, domestic country, one percent reduction, reserve ratio percentage, checking and savings accounts, after reduction (as a percent)	7.00%
Reserve requirement, domestic country, one percent reduction, reserve ratio percentage, time deposits, before reduction (as a percent)	3.50%
Reserve requirement, domestic country, one percent reduction, reserve ratio percentage, time deposits, after reduction (as a percent)	2.50%